Warrants - Warrant exercises (Details) - $ / shares shares in Millions	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Warrants
Cashless exercise of warrants, shares	23.1	1.9
Cashless exercise of warrants, warrants	32.5	2.6
Cashless exercise of warrants, exercise price	$ 0.09387	$ 0.09387